Profit Before Income Tax - Summary of Employee Benefits Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Post-employment benefits
Defined contribution plans	$ 3,489,642	$ 125,798	$ 2,979,167	$ 3,148,209
Defined benefit plans	214,599	7,736	217,186	277,041
Post-employment benefits	3,704,241	133,534	3,196,353	3,425,250
Equity-settled share-based payments	699,211	25,206	955,575	871,699
Other employee benefits	90,412,118	3,259,269	76,648,412	70,279,752
Employee benefits expense	94,815,570	3,418,009	80,800,340	74,576,701
Operating costs [member]
Post-employment benefits
Employee benefits expense	61,555,563	2,219,018	52,526,164	49,173,778
Operating expense [member]
Post-employment benefits
Employee benefits expense	$ 33,260,007	$ 1,198,991	$ 28,274,176	$ 25,402,923